Financial Statements - Consolidated Income Statements - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Income Statement Abstract
Interest Income (Income Statement)		€ 22,389,000,000	€ 27,762,000,000	[1]	€ 26,954,000,000	[1]
Interest Expenses		(7,797,000,000)	(11,972,000,000)	[1]	(11,669,000,000)	[1]
NET INTEREST INCOME		14,592,000,000	15,789,000,000	[1]	15,285,000,000	[1]
Dividend income		137,000,000	153,000,000	[1]	145,000,000	[1]
investments in entities accounted for using the equity method		(39,000,000)	(42,000,000)	[1]	(7,000,000)	[1]
Fee And commission income (Income Statement)		5,980,000,000	6,786,000,000	[1]	6,462,000,000	[1]
Fee and commission expense (Income Statement)		1,857,000,000	2,284,000,000	[1]	2,059,000,000	[1]
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net ( Income Statement)		139,000,000	186,000,000	[1]	191,000,000	[1]
Gains or losses on financial assets and liabilities held for trading, net (Income Statement)		777,000,000	419,000,000	[1]	640,000,000	[1]
Gains Losses On Financial Assets Not Designated As Held For Sale Through Profit Or Loss Mandatorily Measured At Fair Value		208,000,000	143,000,000	[1]	96,000,000	[1]
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net (Income Statement)		56,000,000	(98,000,000)	[1]	139,000,000	[1]
Gains or losses from hedge accounting net (Income Statement)		7,000,000	55,000,000	[1]	69,000,000	[1]
Exchange differences (Income Statement)		359,000,000	581,000,000	[1]	13,000,000	[1]
Other operating income (Income Statement)		492,000,000	639,000,000	[1]	929,000,000	[1]
Other operating expenses (Income Statement)		1,662,000,000	1,943,000,000	[1]	2,021,000,000	[1]
Income on insurance and reinsurance contracts (Income Statement)		2,497,000,000	2,890,000,000	[1]	2,949,000,000	[1]
Expenses on insurance and reinsurance contracts (Income Statement)		(1,520,000,000)	(1,751,000,000)	[1]	(1,894,000,000)	[1]
Administration Cost		(7,799,000,000)	(8,769,000,000)	[1]	(9,020,000,000)	[1]
Employee Benefits Expense		4,695,000,000	5,351,000,000		5,205,000,000
Administrative Expense		(3,105,000,000)	(3,418,000,000)	[1]	(3,816,000,000)	[1]
Total depreciation expense		(1,288,000,000)	(1,386,000,000)	[1]	(1,034,000,000)	[1]
Provisions or reversal of provisions		746,000,000	614,000,000	[1]	395,000,000	[1]
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Income Statement)		5,179,000,000	3,552,000,000	[1],[2]	3,681,000,000	[1],[2]
Financial assets measured at amortized cost, impairment or reversal of impairment		(5,160,000,000)	(3,470,000,000)	[1]	(3,680,000,000)	[1]
Financial Assets Fair Value Through Other Comprehensive Income		(19,000,000)	(82,000,000)	[1]	(1,000,000)	[1]
NET OPERATING INCOME		5,153,000,000	7,202,000,000	[1]	6,807,000,000	[1]
Impairment Or Reversal Of Impairment Investments In Subsidiaries Joint Ventures And Associates		(190,000,000)	(46,000,000)	[1]	0	[1]
Impairment Or Reversal Of Impairment On Non Financial Assets
Tangible assets, impairment or reversal of impairment		125,000,000	94,000,000	[1]	4,000,000	[1]
Intangible assets, impairment or reversal of impairment		19,000,000	12,000,000	[1]	83,000,000	[1]
Other non-financial assets, impairment or reversal of impairment		9,000,000	23,000,000	[1]	50,000,000	[1]
Disposal of tangible assets and other, gains		(7,000,000)	(5,000,000)	[1]	80,000,000	[1]
Negative GoodWill Recognised On Profit And Loss		0	0	[1]	0	[1]
Profit or loss from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Income Statement)		444,000,000	23,000,000	[1]	815,000,000	[1]
Tax expense or income related to profit or loss from continuing operation (Income Statement)		(1,459,000,000)	(1,943,000,000)	[1]	(2,042,000,000)	[1]
PROFIT FROM CONTINUING OPERATIONS		3,789,000,000	5,103,000,000	[1]	5,523,000,000	[1]
Profit from discontinued operations net (Income Statement)		(1,729,000,000)	(758,000,000)	[1],[3]	704,000,000	[1],[3]
Profit		2,060,000,000	4,345,000,000	[1],[4]	6,227,000,000	[1],[4]
Attributable to owners of the parent		756,000,000	833,000,000	[1]	827,000,000	[1]
Profit Loss Attributable To Non controlling Interests		€ 1,305,000,000	€ 3,512,000,000	[1]	€ 5,400,000,000	[1]
Basic Earnings Loss Per Share	[5]	€ 0.14	€ 0.47	[1],[3]	€ 0.75	[1],[3]
Basic Earnings Loss Per Share From Continuing Operations		0.4	0.58	[1],[3]	0.64	[1],[3]
Diluted Earnings Loss Per Share From Continuing Operations		0.4	0.58	[1],[3]	0.64	[1],[3]
Basic Earnings Loss Per Share From Discontinued Operations		(0.26)	(0.11)	[1],[3]	0.11	[1],[3]
Diluted Earnings Loss Per Share From Discontinued Operations		€ (0.26)	€ (0.11)	[1],[3]	€ 0.11	[1],[3]

[1]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).
[2]	(*) In 2020, the amount includes the negative impact of the update of the macroeconomic scenario following the COVID-19 pandemic (see Notes 1.5 and 7.2).
[3]	(**) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).
[4]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).
[5]

(*) In 2020, 2019 and 2018 the weighted average number of shares outstanding was 6,668 million and the adjustment of additional Tier 1 securities am ounted to €387 million (€419 and €447 million in 2019 and 2018, respectively).